UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08297

                             OPPENHEIMER MIDCAP FUND
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
           ----------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS JULY 31, 2004/UNAUDITED
--------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
Common Stocks--98.8%
-----------------------------------------------------------------------------------------------------------
Consumer Discretionary--23.8%
-----------------------------------------------------------------------------------------------------------
Auto Components--1.6%
Gentex Corp.                                                                 421,900       $ 15,104,020
-----------------------------------------------------------------------------------------------------------
Automobiles--1.7%
Harley-Davidson, Inc.                                                        262,400         15,709,888
-----------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--6.3%
International Game Technology                                                146,800          4,747,512
-----------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                                            236,300         10,498,809
-----------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                           716,300         20,693,907
-----------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                            489,814         23,001,665
                                                                                        ------------------
                                                                                             58,941,893
-----------------------------------------------------------------------------------------------------------
Leisure Equipment & Products--2.1%
Brunswick Corp.                                                              395,000         15,416,850
-----------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                                   341,300          4,453,965
                                                                                        ------------------
                                                                                             19,870,815
-----------------------------------------------------------------------------------------------------------
Media--1.5%
Getty Images, Inc. 1                                                         266,800         14,572,616
-----------------------------------------------------------------------------------------------------------
Specialty Retail--8.1%
Bed Bath & Beyond, Inc. 1                                                372,000         13,165,080
-----------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                                          444,800         18,623,776
-----------------------------------------------------------------------------------------------------------
O'Reilly Automotive, Inc. 1                                                  485,800         19,670,042
-----------------------------------------------------------------------------------------------------------
PetsMart, Inc.                                                               626,100         19,415,361
-----------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                     166,800          4,960,632
                                                                                        ------------------
                                                                                             75,834,891
-----------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods--2.5%
Coach, Inc. 1                                                                552,683         23,649,306
-----------------------------------------------------------------------------------------------------------
Consumer Staples--2.3%
-----------------------------------------------------------------------------------------------------------
Food & Staples Retailing--2.3%
Whole Foods Market, Inc.                                                     261,500         21,526,680
-----------------------------------------------------------------------------------------------------------
Energy--6.7%
-----------------------------------------------------------------------------------------------------------
Energy Equipment & Services--3.2%
BJ Services Co. 1                                                            232,500         11,545,950
-----------------------------------------------------------------------------------------------------------
Smith International, Inc. 1                                                  329,300         19,191,604
                                                                                        ------------------
                                                                                             30,737,554
-----------------------------------------------------------------------------------------------------------
Oil & Gas--3.5%
Apache Corp.                                                                 375,500         17,472,015
-----------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                             507,000         15,159,300
                                                                                        ------------------
                                                                                             32,631,315
-----------------------------------------------------------------------------------------------------------
Financials--7.9%
-----------------------------------------------------------------------------------------------------------
Commercial Banks--1.9%
Commerce Bancorp, Inc.                                                       341,300         17,181,042
-----------------------------------------------------------------------------------------------------------
Diversified Financial Services--4.0%
Investors Financial Services Corp.                                           426,600         19,487,088
-----------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                             231,800         18,205,572
                                                                                        ------------------
                                                                                             37,692,660
-----------------------------------------------------------------------------------------------------------
Insurance--2.0%
AMBAC Financial Group, Inc.                                                  268,000         19,057,480
-----------------------------------------------------------------------------------------------------------
Health Care--19.4%
-----------------------------------------------------------------------------------------------------------
Biotechnology--5.3%
Celgene Corp. 1                                                              192,600         10,271,358
-----------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                            252,600          9,452,292
-----------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                      346,200         22,378,368
-----------------------------------------------------------------------------------------------------------
Martek Biosciences Corp. 1                                                   163,400          7,732,088
                                                                                        ------------------
                                                                                             49,834,106
-----------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies--4.9%
Idexx Laboratories, Inc. 1                                                   172,800          8,707,392
-----------------------------------------------------------------------------------------------------------
Stryker Corp.                                                                181,900          8,672,992
-----------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                      558,700         14,369,764
-----------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                               208,226         14,369,676
                                                                                        ------------------
                                                                                             46,119,824
-----------------------------------------------------------------------------------------------------------
Health Care Providers & Services--8.3%
Coventry Health Care, Inc. 1                                                 370,850         18,954,144
-----------------------------------------------------------------------------------------------------------
Health Management Associates, Inc., Cl. A                                  1,032,200         20,705,932
-----------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                     517,200         16,519,368
-----------------------------------------------------------------------------------------------------------
Patterson Cos., Inc. 1                                                       293,900         21,578,138
                                                                                        ------------------
                                                                                             77,757,582
-----------------------------------------------------------------------------------------------------------
Pharmaceuticals--0.9%
Allergan, Inc.                                                               113,000          8,547,320
-----------------------------------------------------------------------------------------------------------
Industrials--12.6%
-----------------------------------------------------------------------------------------------------------
Air Freight & Logistics--2.5%
Expeditors International of Washington, Inc.                                 511,100         23,720,151
-----------------------------------------------------------------------------------------------------------
Commercial Services & Supplies--5.3%
Apollo Group, Inc., Cl. A 1                                                  172,589         14,419,811
-----------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                307,500         17,435,250
-----------------------------------------------------------------------------------------------------------
Stericycle, Inc. 1                                                           373,500         18,301,500
                                                                                        ------------------
                                                                                             50,156,561
-----------------------------------------------------------------------------------------------------------
Machinery--1.0%
Donaldson Co., Inc.                                                          356,700          9,498,921
-----------------------------------------------------------------------------------------------------------
Road & Rail--1.7%
C.H. Robinson Worldwide, Inc.                                                353,500         15,458,555
-----------------------------------------------------------------------------------------------------------
Trading Companies & Distributors--2.1%
Fastenal Co.                                                                 314,000         19,587,320
-----------------------------------------------------------------------------------------------------------
Information Technology--26.1%
-----------------------------------------------------------------------------------------------------------
Communications Equipment--1.1%
Comverse Technology, Inc. 1                                                  603,200         10,290,592
-----------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments--3.7%
CDW Corp.                                                                    358,000         23,019,400
-----------------------------------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                                        519,100         11,290,425
                                                                                        ------------------
                                                                                             34,309,825
-----------------------------------------------------------------------------------------------------------
Internet Software & Services--1.4%
VeriSign, Inc. 1                                                             769,800         13,479,198
-----------------------------------------------------------------------------------------------------------
IT Services--6.3%
Affiliated Computer Services, Inc., Cl. A 1                                  389,000         20,189,100
-----------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                                                229,500          9,113,445
-----------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                               520,400         17,828,904
-----------------------------------------------------------------------------------------------------------
Sungard Data Systems, Inc. 1                                                 514,800         11,999,988
                                                                                        ------------------
                                                                                             59,131,437
-----------------------------------------------------------------------------------------------------------
Office Electronics--2.0%
Zebra Technologies Corp., Cl. A 1                                            229,100         18,930,533
-----------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment--2.4%
Linear Technology Corp.                                                      399,200         15,608,720
-----------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                                                 185,400          6,542,766
                                                                                        ------------------
                                                                                             22,151,486
-----------------------------------------------------------------------------------------------------------
Software--9.2%
Adobe Systems, Inc.                                                          496,100         20,925,498
-----------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                577,500         12,531,750
-----------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                      400,200         20,062,026
-----------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                               306,700         11,482,848
-----------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                             468,800         21,921,088
                                                                                        ------------------
                                                                                             86,923,210
                                                                                        ------------------
Total Common Stocks (Cost $825,550,110)                                                     928,406,781
-----------------------------------------------------------------------------------------------------------
Preferred Stocks--0.1%
Axsun Technologies, Inc., Cv., Series C 1,2,3                                771,208            282,802
-----------------------------------------------------------------------------------------------------------
Centerpoint Broadband Technologies, Inc., Cv., Series D 1,2                  556,586                 --
-----------------------------------------------------------------------------------------------------------
fusionOne, Inc., 8% Non-Cum. Cv., Series D 1,2,3                           1,675,894             41,227
-----------------------------------------------------------------------------------------------------------
ITF Optical Technologies, Inc., Cv., Series A 1,2,3                          200,000            104,480
                                                                                        ------------------
Total Preferred Stocks (Cost $29,100,098)                                                       428,509
                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
Joint Repurchase Agreements--2.3%
Undivided interest of 4.93% in joint
repurchase agreement (Principal Amount/Value
$446,558,000, with a maturity value of
$446,606,749) with UBS Warburg LLC, 1.31%,
dated 7/30/04, to be repurchased at
$22,036,405 on 8/2/04, collateralized by
Federal National Mortgage Assn., 4.50%--5%,
3/1/34, with a value of
$456,762,011  (Cost $22,034,000)                                         $22,034,000         22,034,000
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $876,684,208)                                101.2%       950,869,290
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (1.2)       (11,284,062)
                                                                     -------------------------------------
Net Assets                                                                     100.0%      $939,585,228
                                                                     =====================================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Illiquid or restricted securities.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of July 31, 2004 amounts to $428,509.
Transactions during the period in which the issuer was an affiliate are as follows:



                                         SHARES        GROSS        GROSS            SHARES      UNREALIZED
                               OCTOBER 31, 2003    ADDITIONS   REDUCTIONS     JULY 31, 2004    DEPRECIATION
------------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Axsun Technologies, Inc.,
Cv., Series C                           771,208           --           --           771,208    $  8,717,195
fusionOne, Inc., 8%
Non-Cum. Cv., Series D                1,675,894           --           --         1,675,894       9,058,877
ITF Optical Technologies,
Inc., Cv., Series A                     200,000           --           --           200,000       4,895,520
                                                                                               -------------
                                                                                               $ 22,671,592
                                                                                               =============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)